Taxes on Income - Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for vacation	$ 779	$ 801
Accrued severance pay	2,783	2,860
Carryforward tax losses	59,049	57,426
Research and development costs	5,570	5,280
Taxes on undistributed income	(3,082)	(2,148)
Intangible assets	(14,022)	(19,135)
Other	2,409	1,705
Total - Gross	53,488	46,789
Less - valuation allowance	50,325	45,694	$ 48,228	$ 51,595
Total - Net	$ 3,163	$ 1,095